PROVISIONS AND CONTINGENCIES (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [abstract]
Disclosure of provisions [text block]
	Thousands of U.S. dollars
	12/31/2019	Additions	Payments	Reversal	Transfers	Translation differences	12/31/2020
Non-current
Provisions for liabilities	24,295	15,709	(9,836)	(7,030)	-	(4,973)	18,165
Provisions for taxes	9,394	12,441	(103)	(1,764)	-	(1,997)	17,971
Provisions for dismantling	9,599	579	(97)	-	-	(1,702)	8,379
Other provisions	5,038	403	(64)	(1,600)	78	(2,753)	1,102
Total non-current	48,326	29,132	(10,100)	(10,394)	78	(11,425)	45,617

Current
Provisions for liabilities	11,533	14,769	(1,689)	(9,096)	-	(807)	14,710
Provisions for taxes	2,002	29	-	-	-	(106)	1,925
Provisions for dismantling	314	2	-	(120)	(78)	(94)	24
Other provisions	4,922	4,116	(2,506)	(1,564)	-	248	5,216
Total current	18,771	18,916	(4,195)	(10,780)	(78)	(759)	21,875

	Thousands of U.S. dollars
	12/31/2018	Additions	Payments	Reversal	Transfers	Translation differences	12/31/2019
Non-current
Provisions for liabilities	24,537	21,769	(12,745)	(8,500)	-	(766)	24,295
Provisions for taxes	16,871	3,275	(386)	(9,830)	-	(536)	9,394
Provisions for dismantling	8,430	1,464	-	-	-	(295)	9,599
Other provisions	1,336	4,658	(27)	(226)	(296)	(407)	5,038
Total non-current	51,174	31,166	(13,158)	(18,556)	(296)	(2,004)	48,326

Current
Provisions for liabilities	9,020	16,249	(12,728)	(56)	1	(953)	11,533
Provisions for taxes	2,455	9	(474)	(8)	-	20	2,002
Provisions for dismantling	60	27	-	(59)	296	(10)	314
Other provisions	7,515	4,878	(6,925)	-	(1)	(545)	4,922
Total current	19,050	21,163	(20,127)	(123)	296	(1,488)	18,771